Share Capital and Other Components of Equity - Schedule of Warrants (Details)	Dec. 31, 2024 $ / shares shares
Schedule of Warrants [Line Items]
Number of warrants outstanding	2,186,478
Number of warrants exercisable	2,186,478
June 16, 2023 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	332,915
Number of warrants exercisable	332,915
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Jun. 15, 2028
August 10, 2023 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	136,494
Number of warrants exercisable	136,494
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Aug. 09, 2028
September 13, 2023 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	135,828
Number of warrants exercisable	135,828
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Sep. 12, 2028
September 26, 2023 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	360,211
Number of warrants exercisable	360,211
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Sep. 25, 2028
September 30, 2023 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	25,609
Number of warrants exercisable	25,609
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Sep. 29, 2028
October 26, 2023 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	569,280
Number of warrants exercisable	569,280
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Oct. 25, 2028
December 15, 2023 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	46,608
Number of warrants exercisable	46,608
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Dec. 14, 2028
April 5, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	40,606
Number of warrants exercisable	40,606
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Apr. 04, 2029
April 26, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	19,975
Number of warrants exercisable	19,975
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Apr. 25, 2029
March 12, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	99,261
Number of warrants exercisable	99,261
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Mar. 11, 2029
March 26, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	11,318
Number of warrants exercisable	11,318
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Mar. 25, 2029
April 15, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	192,065
Number of warrants exercisable	192,065
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Apr. 14, 2029
May 1, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	9,761
Number of warrants exercisable	9,761
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Apr. 30, 2029
May 29, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	2,561
Number of warrants exercisable	2,561
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	May 28, 2029
July 20, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	32,011
Number of warrants exercisable	32,011
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Jul. 19, 2029
July 22, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	12,804
Number of warrants exercisable	12,804
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Jul. 21, 2029
July 30, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	2,561
Number of warrants exercisable	2,561
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Jul. 29, 2029
August 30, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	23,688
Number of warrants exercisable	23,688
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Aug. 29, 2029
October 8, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	64,022
Number of warrants exercisable	64,022
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Oct. 07, 2029
October 18, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	6,402
Number of warrants exercisable	6,402
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Oct. 17, 2029
November 12, 2024 [Member]
Schedule of Warrants [Line Items]
Number of warrants outstanding	62,498
Number of warrants exercisable	62,498
Exercise price (in Dollars per share) | $ / shares	$ 7.81
Expiry date	Nov. 11, 2029